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Class I Prospectus | Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio

Prospectus Supplement

June 30, 2021

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Core Plus Fixed Income Portfolio (Class I) (the "Fund")

At a meeting held on June 15-17, 2021, the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a reduction in the expense limitation for Class I shares of the Fund effective July 1, 2021.

Accordingly, effective July 1, 2021, the sections of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" and "Fund Summary—Fees and Expenses—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Prospectus Core Plus Fixed Income Portfolio Class I
Advisory Fee	0.38%
Distribution (12b-1) Fee	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.75%	[1]
Fee Waiver and/or Expense Reimbursement	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	[1]
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Prospectus | Core Plus Fixed Income Portfolio | Class I | USD ($)	66	230	407	921

Please retain this supplement for future reference.